Trading Assets - Summary of Analysis of Carrying Value of Trading Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Total trading securities	$ 107,612	$ 103,547
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	17,369	14,734
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	9,453	10,277
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	11,218	11,957
Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	10,645	8,302
Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	47,625	46,753
Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	11,302	11,524
Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	61,408	57,879
U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	29,338	30,179
Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	4,903	4,657
Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	11,963	10,832
Within 3 months [member]
Disclosure of financial assets [line items]
Total trading securities	8,722	7,344
Within 3 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,736	1,072
Within 3 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,938	1,906
Within 3 months [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,337	1,216
Within 3 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,437	2,610
Within 3 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	274	540
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	3,784	3,274
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	1,709	1,304
Within 3 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	591	411
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	2,638	2,355
Three to 12 months [member]
Disclosure of financial assets [line items]
Total trading securities	13,831	12,907
Three to 12 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,236	2,581
Three to 12 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,376	1,839
Three to 12 months [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	4,392	5,224
Three to 12 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,908	1,643
Three to 12 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	919	1,620
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	5,178	5,206
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	4,568	5,694
Three to 12 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	2,097	1,094
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,988	913
One to 5 years [member]
Disclosure of financial assets [line items]
Total trading securities	21,758	20,274
One to 5 years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	8,216	7,089
One to 5 years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,379	948
One to 5 years [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,873	3,277
One to 5 years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,593	3,545
One to 5 years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	6,697	5,415
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	11,924	10,243
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	6,766	6,448
One to 5 years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	2,031	2,891
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,037	692
Five to ten years [member]
Disclosure of financial assets [line items]
Total trading securities	8,485	8,252
Five to ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,308	1,934
Five to ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,128	1,256
Five to ten years [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,973	2,000
Five to ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	549	356
Five to ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	2,527	2,706
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	4,347	4,336
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	3,404	3,550
Five to ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	134	77
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	600	289
Over ten years [member]
Disclosure of financial assets [line items]
Total trading securities	7,068	7,837
Over ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,873	2,057
Over ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,632	4,328
Over ten years [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	643	240
Over ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	158	148
Over ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	762	1,064
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	6,021	6,859
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	890	836
Over ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	18	64
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	139	78
No specific maturity [member]
Disclosure of financial assets [line items]
Total trading securities	47,748	46,933
No specific maturity [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities		1
No specific maturity [member] | Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	47,625	46,753
No specific maturity [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	123	179
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	30,154	27,961
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	12,001	12,347
No specific maturity [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	32	120
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	$ 5,561	$ 6,505